Other payables - Additional information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other payables
Increase in other payables	€ 417,000
Increase in payroll related liabilities	377,000
Trade payables	9,078,000	€ 8,108,000
Revision of prior period, reclassification, adjustment
Other payables
Accrued expenses reclassified.	€ 1,900,000	€ 1,900,000